Short-Term Investments - Schedule of Short-term Investments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 60,286
Gross Unrealized Gain	3
Gross Unrealized Loss	(164)
Fair Value	60,125
U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	47,630
Gross Unrealized Gain	3
Gross Unrealized Loss	(122)
Fair Value	47,511
U.S. Government Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	12,656
Gross Unrealized Gain	0
Gross Unrealized Loss	(42)
Fair Value	$ 12,614